Equity - Treasury Share Instruments (Details) - EUR (€)		12 Months Ended
	Jul. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Acquisition price (EUR per share)					€ 9.88	€ 10.48	€ 10.48
Trading price (EUR per share)					€ 6.23	€ 7.34	€ 8.13
Market value					€ 483,000,000	€ 481,000,000	€ 534,000,000
Proportion of total shares classified as treasury shares (as a percent)					1.49385%	1.26145%	1.26514%
Treasury Shares Activity [Roll Forward]
Purchase of treasury shares		€ 99,000,000	€ 0	€ 0
Derivative financial instrument notional shares equivalent		48,000,000	22,000,000
Treasury shares
Disclosure of classes of share capital [line items]
Number of shares		77,562,635	65,496,120	65,687,859	77,562,635	65,496,120	65,687,859
Treasury Shares Activity [Roll Forward]
Treasury shares, beginning balance		65,496,120	65,687,859	141,229,134
Acquisitions (shares)		14,033,446	0	0
Employee share option plan (shares)		(1,966,931)	(191,739)	(3,518,795)
Capital reduction (shares)	3,187,055			(72,022,480)
Treasury shares, ending balance		77,562,635	65,496,120	65,687,859
Telefónica Germany
Treasury Shares Activity [Roll Forward]
Acquisitions (shares)				178,500,000
Proportion of share capital acquired (as a percent)							6.00%
Proceeds from sale of treasury shares				€ 754,000,000
Telefónica Germany | Treasury shares
Disclosure of classes of share capital [line items]
Proportion of total shares classified as treasury shares (as a percent)							1.43%
Treasury Shares Activity [Roll Forward]
Capital reduction (shares)				72,000,000